CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 2,806,619	$ 115,440
Notes receivable	0	2,393,853
Accounts receivable	0	6,289,399
Other receivables, net	7,356	160,668
Prepayments and other current assets	1,224,324	134,132
Total Current Assets	4,038,299	9,093,492
Non-current assets
Property and equipment, net	230,218	307,928
Long-term deposits	19,924	18,635
Right-of-use asset	119,429	196,435
Total Assets	4,407,870	9,616,490
Current liabilities
Accounts payable	0	4,430,519
Notes payable	0	1,813,308
Other payable and accrued expenses	95,077	274,946
Income taxes payable	0	197,338
Amount due to related parties	3,277,471	1,058,623
Lease payment liability- current	103,396	92,230
Total Current Liabilities	3,475,944	7,866,964
Non-current liabilities
Lease payment liability-non current	0	96,707
Total Liabilities	3,475,944	7,963,671
Commitments
Shareholders' equity
Ordinary shares (0.001 par value, 100,000,000 shares authorized, 14,333,334 and 14,333,334 shares issued and outstanding as of December 31, 2020 and 2019, respectively)	14,333	14,333
Additional paid-in capital	861,301	861,301
Statutory reserve	154,451	154,451
(Accumulated deficit) retained earnings	(59,532)	721,068
Accumulated other comprehensive loss	(38,627)	(98,334)
Total Shareholders' Equity	931,926	1,652,819
Total Liabilities and Shareholders' Equity	$ 4,407,870	$ 9,616,490